Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Cash flows used in operating activities:
Net loss	$ (73,288,000)	$ (32,483,000)	$ (45,634,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of future tranche right liability		9,141,000	9,141,000
Acquired in-process research and development		500,000	500,000
Depreciation and amortization	522,000	89,000	134,000
Share-based compensation	10,256,000	418,000	1,454,000
Amortization of premium and discount on marketable securities, net	47,000
Deferred rent	139,000	467,000	452,000
Changes in operating assets and liabilities:
Prepaid expenses and other assets	1,127,000	(10,011,000)	(10,053,000)
Prepaid research and development	(5,313,000)	7,952,000	1,690,000
Accounts payable	2,804,000	(133,000)	398,000
Accrued expenses			2,022,000
Accrued expenses and other current liabilities	12,610,000	1,642,000
Net cash used in operating activities	(51,096,000)	(22,418,000)	(39,896,000)
Cash flows used in investing activities:
Purchases of marketable securities	(135,218,000)
Purchase of technology licenses		(500,000)	(500,000)
Purchases of property and equipment	(342,000)	(1,150,000)	(1,193,000)
Net cash used in investing activities	(135,560,000)	(1,650,000)	(1,693,000)
Cash flows provided by financing activities:
Proceeds from issuance of common stock upon initial public offering, net of offering costs	228,262,000
Deferred offering costs		(20,000)	(763,000)
Proceeds from early exercise stock options	90,000	176,000	176,000
Net cash provided by financing activities	228,352,000	176,401,000	175,602,000
Net increase in cash and cash equivalents	41,696,000	152,333,000	134,013,000
Cash and cash equivalents at beginning of period	158,874,000	24,861,000	24,861,000
Cash and cash equivalents at end of period	200,570,000	177,194,000	158,874,000
Supplemental disclosure of noncash investing and financing activities:
Deferred offering costs in accounts payable			19,000
Reclassification of deferred offering costs paid in a prior period	763,000
Reclassification of the future tranche right liability upon exercise		11,298,000	11,298,000
Deferred offering costs in accrued expenses and other current liabilities			935,000
Unrealized loss on marketable securities	40,000
Property and equipment in accounts payable	8,000	15,000
Vesting of early exercise option awards	$ 34,000	14,000	100,000
Series A-1 Convertible Preferred Stock
Cash flows provided by financing activities:
Proceeds from issuance of convertible preferred stock, net of offering costs		19,981,000	19,981,000
Series A-2 Convertible Preferred Stock
Cash flows provided by financing activities:
Proceeds from issuance of convertible preferred stock, net of offering costs		46,311,000	46,311,000
Series B Convertible Preferred Stock
Cash flows provided by financing activities:
Proceeds from issuance of convertible preferred stock, net of offering costs		109,953,000	$ 109,897,000
Supplemental disclosure of noncash investing and financing activities:
Deferred offering costs in accrued expenses and other current liabilities		$ 56,000